Deferred royalty obligation	3 Months Ended
Mar. 31, 2022
Deferred Royalty Obligation [Abstract]
Deferred royalty obligation	Deferred royalty obligation
On August 25, 2021, the Company entered into a royalty purchase agreement with HCR for up to USD 325.0 million of which the Company received gross proceeds of USD 225.0 million during 2021 and is eligible to receive an additional USD 100.0 million upon the occurrence of certain commercial milestones.
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	1,191
Plus: interest expense	6,142
Less : cumulative catch-up adjustment, Financial income	18,288
March 31, 2022	212,140

January 1, 2021	—
Proceeds from the sale of future royalties	225,000
Less: transaction costs	6,998
Less: royalty payments	213
Plus: interest expense	6,752
Plus: cumulative catch-up adjustment, Financial expense	936
December 31, 2021	225,477
The Company recorded a liability relating to the initial gross proceeds received less transaction costs. The Company will record additional liabilities upon the receipt of eligible amounts when such contingent events occur. To determine the accretion of the liability related to the deferred royalty obligation, the Company is required to estimate the total amount of future royalty payments and estimated timing of such payment to HCR based on the Company's revenue projections. Based on the Company's initial revenue projections, the Company used an independent valuation firm to assist in determining the total amount of future royalty payments and estimated timing of such payment to HCR using an option pricing Monte Carlo simulation model. The amount ultimately received by the Company will be accreted to the total amount of the royalty payments necessary to extinguish the Company’s obligation under the agreement, which will be recorded as interest expense over the life of the royalty purchase agreement. The estimate of this total interest expense resulted in an effective interest rate of 10%. As royalty payments are made to HCR, the balance of the debt obligation will be effectively repaid over the life of the royalty purchase agreement.
Based on the Company's periodic review, the exact amount and timing of repayment is likely to be different each reporting period as compared to those estimated based on the Company's initial revenue projections. A significant increase or decrease in actual net sales of ZYNLONTA compared to the Company’s revenue projections, and regulatory approval and commercialization of Cami, as well as ZYNLONTA in other indications as well as licensing revenue could change the royalty rate and royalty cap due to HCR, which could materially impact the debt obligation as well as interest expense associated with the royalty purchase agreement. Also, the Company’s total obligation to HCR can vary depending on the achievement of the sales milestones as well as the timing of a change in control event. The Company will periodically assess the expected payments to HCR based on its underlying revenue projections and to the extent the amount or timing of such payments is materially different than its initial estimates it will record a cumulative catch-up adjustment. Based on the Company's 2022 strategic planning decisions including updated development plans, the Company updated the valuation model which resulted in a cumulative catch-up adjustment of KUSD 18,288 recorded as Financial income within the unaudited condensed consolidated interim statement of operations for the three months ended March 31, 2022. Under the cumulative catch-up method, the effective interest rate is not revised when actual or estimated net sales differ from those estimated as of the inception of the debt obligation. Instead, the carrying amount of the debt obligation is adjusted to an amount equal to the present value of the estimated remaining future payments, discounted by using the original effective interest rate, 10%, as of the date on which the estimate changes.
Schedule of borrowings
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	1,191
Plus: interest expense	6,142
Less : cumulative catch-up adjustment, Financial income	18,288
March 31, 2022	212,140

January 1, 2021	—
Proceeds from the sale of future royalties	225,000
Less: transaction costs	6,998
Less: royalty payments	213
Plus: interest expense	6,752
Plus: cumulative catch-up adjustment, Financial expense	936
December 31, 2021	225,477